Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Statement of Stockholders' Equity [Abstract]
Cash consideration	$ 43	$ 470
Net of issuance costs	$ 1	$ 152